Financial instruments (Tables)	3 Months Ended
Mar. 31, 2021
Financial instruments
Schedule of carrying amount and fair value of financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at March 31, 2021 and December 31, 2020:

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2021	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	836,431	237,047	—	—	1,073,478	236,898	149	—
Trade accounts and other receivables from unrelated parties	3,668,560	—	—	72,153	3,740,713	—	—	—
Accounts receivable from related parties	153,437	—	—	—	153,437	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,552	1,552	—	1,552	—
Derivatives - not designated as hedging instruments	—	11,613	—	—	11,613	—	11,613	—
Equity investments	—	174,117	76,132	—	250,249	18,484	60,908	170,857
Debt securities	—	68,709	287,240	—	355,949	350,792	5,157	—
Other financial assets	119,528	—	—	121,574	241,102	—	—	—
Other current and non-current assets	119,528	254,439	363,372	123,126	860,465	—	—	—
Financial assets	4,777,956	491,486	363,372	195,279	5,828,093	—	—	—

Accounts payable to unrelated parties	635,422	—	—	—	635,422	—	—	—
Accounts payable to related parties	105,446	—	—	—	105,446	—	—	—
Short-term debt	1,140,625	—	—	—	1,140,625	—	—	—
Long-term debt	7,100,745	—	—	—	7,100,745	5,892,832	1,416,577	—
Lease liabilities	—	—	—	4,659,114	4,659,114	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,471	4,471	—	4,471	—
Derivatives - not designated as hedging instruments	—	22,027	—	—	22,027	—	22,027	—
Variable payments outstanding for acquisitions	—	64,900	—	—	64,900	—	—	64,900
Put option liabilities	—	—	—	924,532	924,532	—	—	924,532
Other financial liabilities	1,550,346	—	—	—	1,550,346	—	—	—
Other current and non-current liabilities	1,550,346	86,927	—	929,003	2,566,276	—	—	—
Financial liabilities	10,532,584	86,927	—	5,588,117	16,207,628	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities	1,537,783	—	—	—	1,537,783	—	—	—
Other current and non-current liabilities	1,537,783	105,640	—	884,089	2,527,512	—	—	—
Financial liabilities	10,252,907	105,640	—	5,376,376	15,734,923	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2021			2020
		Variable			Variable
		payments			payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	188,518	66,359	882,422	183,054	89,677	934,425
Increase	—	4,846	30,177	—	17,253	51,388
Decrease	—	(2,198)	(8,649)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(25,729)	(4,419)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	(17,675)	—	—	73,993
Foreign currency translation and other changes	8,068	312	38,257	(17,025)	(2,811)	(77,507)
Ending balance at March 31, and December 31,	170,857	64,900	924,532	188,518	66,359	882,422
(1)	Includes realized and unrealized gains / losses.